LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET
11.	LAND USE RIGHTS, NET

In 2020, the Group obtained a land use right in Foshan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	63,618	63,618
Less: Accumulated amortization	(3,169)	(4,441)
Land use right, net	60,449	59,177

The total amortization expense for the year ended December 31, 2022 and 2023 amounted to approximately RMB1,273 and RMB1,272.